Condensed financial information of the parent company - Summary of Condensed Cash Flow Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (37,772)	¥ (247,486)	¥ (165,912)	¥ (206,224)
Net cash used in investing activities	(28,147)	(184,417)	(75,056)	(22,562)
Net cash provided by financing activities	98,979	648,491	295,032	199,313
Cash and cash equivalents at beginning of the year		88,352
Cash and cash equivalents at end of the year	44,605	292,237	88,352
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(7,297)	(47,806)
Net cash used in investing activities	(89,892)	(588,953)	(184,354)	(99,221)
Net cash provided by financing activities	100,792	660,366	155,712	81,206
Effects of foreign exchange rate changes on cash and cash equivalents	(987)	(6,465)	29,778	18,010
Net increase (decrease) in cash and cash equivalents	2,616	17,140	1,136	(5)
Cash and cash equivalents at beginning of the year	175	1,145	9	14
Cash and cash equivalents at end of the year	$ 2,791	¥ 18,285	¥ 1,145	¥ 9